Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2018
Revenue From Contract With Customer [Abstract]
Summary of Noninterest Income Segregated By Revenue Streams In-scope and Out-of-scope of Topic 606

The following presents noninterest income, segregated by revenue streams in-scope and out-of-scope of Topic 606, for the years ended December 31, 2018, 2017 and 2016.

	For the years ended December 31,
	2018	2017	2016
Noninterest Income
In-scope of Topic 606:
Service charges	$5,208	$4,777	$4,832
ATM/Interchange fees	2,794	2,304	2,094
Wealth management fees	3,669	3,068	2,678
Tax refund processing fees	2,750	2,750	2,750
Other	892	738	949
Noninterest Income (in-scope of Topic 606)	15,313	13,637	13,303
Noninterest Income (out-of-scope of Topic 606)	2,818	2,697	2,829
Total Noninterest Income	$18,131	$16,334	$16,132